Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 102.4%
Security	Shares	Value
Aerospace & Defense — 0.9%
Safran SA	20,965	$ 3,914,351
		$ 3,914,351
Air Freight & Logistics — 1.1%
GXO Logistics, Inc.(1)	88,185	$ 4,795,500
		$ 4,795,500
Automobiles — 0.4%
Tesla, Inc.(1)	9,525	$ 1,783,937
		$ 1,783,937
Banks — 8.4%
Banco Santander SA	662,346	$ 2,662,008
Barclays PLC	2,354,105	4,374,697
Citigroup, Inc.	75,775	4,256,282
HDFC Bank Ltd.	208,835	3,672,794
HSBC Holdings PLC	313,302	2,446,169
KBC Group NV	48,181	3,142,923
Skandinaviska Enskilda Banken AB, Class A	184,454	2,619,641
Societe Generale SA	119,677	3,076,300
Swedbank AB, Class A	152,997	3,117,769
Toronto-Dominion Bank	51,417	3,123,379
Truist Financial Corp.	99,982	3,705,333
		$ 36,197,295
Beverages — 0.7%
Diageo PLC	80,272	$ 2,899,253
		$ 2,899,253
Biotechnology — 1.2%
CSL Ltd.	27,014	$ 5,304,943
		$ 5,304,943
Broadline Retail — 3.4%
Amazon.com, Inc.(1)(2)	94,561	$ 14,675,867
		$ 14,675,867
Capital Markets — 0.8%
Intercontinental Exchange, Inc.	28,009	$ 3,566,386
		$ 3,566,386
Security	Shares	Value
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	20,668	$ 3,836,601
		$ 3,836,601
Consumer Staples Distribution & Retail — 0.7%
Dollar Tree, Inc.(1)(2)	24,383	$ 3,184,907
		$ 3,184,907
Diversified Telecommunication Services — 1.1%
Telia Co. AB	1,311,169	$ 3,381,730
Zegona Communications PLC(1)	548,265	1,268,763
		$ 4,650,493
Electric Utilities — 2.1%
Enel SpA	209,153	$ 1,427,130
Iberdrola SA	385,657	4,643,679
NextEra Energy, Inc.	54,335	3,185,661
		$ 9,256,470
Electrical Equipment — 1.8%
AMETEK, Inc.	26,932	$ 4,364,331
Schneider Electric SE	17,070	3,353,401
		$ 7,717,732
Electronic Equipment, Instruments & Components — 3.7%
CDW Corp.(2)	33,394	$ 7,571,088
Halma PLC	140,999	3,902,724
Keyence Corp.	10,313	4,614,014
		$ 16,087,826
Entertainment — 1.7%
Walt Disney Co.(2)	76,384	$ 7,336,683
		$ 7,336,683
Financial Services — 2.0%
Fidelity National Information Services, Inc.	50,961	$ 3,172,832
Visa, Inc., Class A	19,766	5,401,257
		$ 8,574,089
Food Products — 2.1%
Nestle SA	77,866	$ 8,872,872
		$ 8,872,872
Gas Utilities — 0.4%
Snam SpA	333,626	$ 1,629,411
		$ 1,629,411

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 1.0%
Union Pacific Corp.	18,421	$ 4,493,435
		$ 4,493,435
Health Care Equipment & Supplies — 3.4%
Alcon, Inc.	39,910	$ 3,004,225
Boston Scientific Corp.(1)(2)	75,205	4,757,468
Intuitive Surgical, Inc.(1)(2)	11,798	4,462,240
Straumann Holding AG	15,004	2,279,128
		$ 14,503,061
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	6,365	$ 3,257,225
		$ 3,257,225
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	171,276	$ 3,168,606
		$ 3,168,606
Hotels, Restaurants & Leisure — 3.9%
Amadeus IT Group SA	64,242	$ 4,502,103
Compass Group PLC	330,579	9,105,386
InterContinental Hotels Group PLC	31,838	3,016,748
		$ 16,624,237
Household Products — 1.8%
Essity AB, Class B	78,152	$ 1,835,266
Reckitt Benckiser Group PLC	79,948	5,780,312
		$ 7,615,578
Industrial Conglomerates — 2.1%
Siemens AG	49,785	$ 8,912,702
		$ 8,912,702
Insurance — 4.4%
AIA Group Ltd.	605,408	$ 4,747,861
Allstate Corp.	23,190	3,600,248
Assurant, Inc.	18,146	3,047,621
AXA SA	106,564	3,576,854
RenaissanceRe Holdings Ltd.	17,074	3,907,043
		$ 18,879,627
Interactive Media & Services — 4.1%
Alphabet, Inc., Class C(1)(2)	124,733	$ 17,687,139
		$ 17,687,139
Security	Shares	Value
IT Services — 1.2%
Accenture PLC, Class A(3)	14,532	$ 5,287,904
		$ 5,287,904
Life Sciences Tools & Services — 1.7%
Danaher Corp.	21,283	$ 5,106,004
Sartorius AG, PFC Shares	5,479	1,998,753
		$ 7,104,757
Machinery — 1.9%
Ingersoll Rand, Inc.	42,525	$ 3,396,046
Kone OYJ, Class B	36,201	1,791,997
Volvo AB, Class B	132,433	3,173,799
		$ 8,361,842
Metals & Mining — 2.2%
Anglo American PLC	87,195	$ 2,078,526
Nippon Steel Corp.	87,493	2,105,489
Rio Tinto Ltd.	34,461	2,965,278
thyssenkrupp AG	382,420	2,360,176
		$ 9,509,469
Multi-Utilities — 0.4%
CMS Energy Corp.	26,930	$ 1,539,319
		$ 1,539,319
Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips(2)	66,636	$ 7,454,569
EOG Resources, Inc.	52,255	5,946,096
Repsol SA	118,063	1,743,588
		$ 15,144,253
Personal Care Products — 0.2%
Kose Corp.	15,817	$ 1,034,790
		$ 1,034,790
Pharmaceuticals — 8.1%
AstraZeneca PLC	49,329	$ 6,539,883
Eli Lilly & Co.	8,836	5,704,610
Novo Nordisk AS, Class B	50,954	5,824,266
Sanofi SA	77,630	7,774,298
Takeda Pharmaceutical Co. Ltd.	68,870	2,024,122
Zoetis, Inc.	38,194	7,173,215
		$ 35,040,394

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 2.6%
Recruit Holdings Co. Ltd.	121,568	$ 4,801,780
RELX PLC	73,998	3,054,198
Verisk Analytics, Inc.(3)	13,563	3,275,871
		$ 11,131,849
Semiconductors & Semiconductor Equipment — 7.2%
ASML Holding NV	8,001	$ 6,941,571
Infineon Technologies AG	141,722	5,166,748
Micron Technology, Inc.	76,240	6,537,580
NVIDIA Corp.	13,100	8,060,037
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,452	4,230,578
		$ 30,936,514
Software — 9.4%
Adobe, Inc.(1)(2)	13,441	$ 8,303,581
Intuit, Inc.(3)	12,303	7,767,253
Microsoft Corp.(2)(3)	61,917	24,616,961
		$ 40,687,795
Specialty Retail — 1.5%
Buckle, Inc.	48,045	$ 1,786,794
TJX Cos., Inc.	50,489	4,791,911
		$ 6,578,705
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.(2)(3)	63,132	$ 11,641,541
		$ 11,641,541
Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	4,157	$ 3,458,867
		$ 3,458,867
Tobacco — 1.2%
Imperial Brands PLC	211,484	$ 5,076,700
		$ 5,076,700
Trading Companies & Distributors — 2.2%
Ashtead Group PLC	59,803	$ 3,910,631
IMCD NV	37,610	5,740,818
		$ 9,651,449
Total Common Stocks (identified cost $334,104,697)		$ 441,612,374

Corporate Bonds — 17.1%
Security	Principal Amount (000's omitted)	Value
Banks — 11.2%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(4)(5)(6)	$240	$ 242,020
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(5)(6)	1,400	1,274,397
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	1,480	1,411,571
7.625% to 1/10/28(4)(5)(6)	380	371,212
Banco Santander SA, 9.625% to 5/21/33(5)(6)	2,200	2,365,000
Bank of America Corp.:
Series AA, 6.10% to 3/17/25(5)(6)	1,445	1,447,719
Series TT, 6.125% to 4/27/27(5)(6)	1,682	1,679,142
Bank of New York Mellon Corp., Series G, 4.70% to 9/20/25(5)(6)	1,811	1,784,241
Bank of Nova Scotia:
4.90% to 6/4/25(5)(6)	650	620,778
8.00% to 1/27/29, 1/27/84(6)	477	485,749
8.625% to 10/27/27, 10/27/82(6)	1,525	1,581,660
Barclays PLC:
6.125% to 12/15/25(5)(6)	997	946,193
8.00% to 3/15/29(5)(6)	450	436,415
9.625% to 12/15/29(5)(6)	1,500	1,548,664
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(4)(6)	400	417,784
BNP Paribas SA:
4.625% to 2/25/31(4)(5)(6)	462	376,346
7.75% to 8/16/29(4)(5)(6)	1,825	1,847,891
Citigroup, Inc., Series W, 4.00% to 12/10/25(5)(6)	3,427	3,210,915
Discover Bank, 5.974%, 8/9/28	475	459,160
HSBC Holdings PLC, 4.60% to 12/17/30(5)(6)	1,735	1,443,162
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(6)	1,425	1,321,924
ING Groep NV, 6.50% to 4/16/25(5)(6)	1,834	1,794,913
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(5)(6)	2,904	2,683,641
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(6)	2,447	2,425,537
NatWest Group PLC:
4.60% to 6/28/31(5)(6)	371	280,595
8.00% to 8/10/25(5)(6)	1,880	1,888,629
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(5)(6)	925	908,335
Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(6)	1,350	1,327,267
Societe Generale SA:
5.375% to 11/18/30(4)(5)(6)	1,201	984,270
9.375% to 11/22/27(4)(5)(6)	238	247,575

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA: (continued)
10.00% to 11/14/28(4)(5)(6)	$550	$ 588,168
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	2,200	2,290,484
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)	1,239	1,149,056
UBS Group AG:
6.875% to 8/7/25(5)(6)(7)	1,506	1,492,393
9.25% to 11/13/33(4)(5)(6)	400	436,764
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(6)	1,385	1,433,220
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(5)(6)	3,454	3,238,543
		$ 48,441,333
Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$155	$ 154,048
Charles Schwab Corp., Series I, 4.00% to 6/1/26(5)(6)	2,512	2,285,974
		$ 2,440,022
Diversified Financial Services — 1.1%
Air Lease Corp., Series B, 4.65% to 6/15/26(5)(6)	$985	$ 913,081
Ally Financial, Inc., 6.70%, 2/14/33	475	477,118
American AgCredit Corp., Series A, 5.25% to 6/15/26(4)(5)(6)	1,901	1,786,940
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(5)(6)	373	339,818
Series W, 7.50% to 2/10/29(5)(6)	975	1,026,547
		$ 4,543,504
Electric Utilities — 0.8%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(5)(6)	$700	$ 635,580
Edison International, Series B, 5.00% to 12/15/26(5)(6)	168	160,061
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	970	954,139
Southern California Edison Co., Series E, 9.767%, (3 mo. SOFR + 4.461%)(5)(8)	720	724,508
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(6)	990	953,540
		$ 3,427,828
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(4)(5)	$2,085	$ 1,855,650
		$ 1,855,650
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)	$1,039	$ 899,798
		$ 899,798
Security	Principal Amount (000's omitted)	Value
Insurance — 1.7%
Allianz SE, 3.50% to 11/17/25(4)(5)(6)	$1,200	$ 1,089,361
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(6)	1,375	1,380,452
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(6)	2,462	2,161,915
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(6)	546	510,402
QBE Insurance Group Ltd., 5.875% to 5/12/25(4)(5)(6)	2,316	2,285,953
		$ 7,428,083
Oil and Gas — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	$1,025	$ 961,823
		$ 961,823
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(6)	$2,218	$ 2,301,373
		$ 2,301,373
Telecommunications — 0.3%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(6)	$1,475	$ 1,408,338
		$ 1,408,338
Total Corporate Bonds (identified cost $74,230,993)		$ 73,707,752

Exchange-Traded Funds — 1.1%
Security	Shares	Value
Equity Funds — 1.1%
Global X U.S. Preferred ETF	70,816	$ 1,423,402
iShares Preferred & Income Securities ETF	98,518	3,158,487
Total Exchange-Traded Funds (identified cost $4,602,005)		$ 4,581,889

Preferred Stocks — 1.8%
Security	Shares	Value
Banks — 0.0%(9)
Farm Credit Bank of Texas, 9.656%(4)(8)	1,501	$ 152,164
		$ 152,164

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 0.4%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,656,056
		$ 1,656,056
Electric Utilities — 0.3%
SCE Trust III, Series H, 5.75% to 3/15/24(6)	32,549	$ 811,121
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	4,932	112,598
SCE Trust V, Series K, 5.45% to 3/15/26(6)	27,041	652,499
		$ 1,576,218
Insurance — 0.5%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	38,435	$ 968,178
Athene Holding Ltd., Series C, 6.375% to 6/30/25(6)	44,210	1,102,597
		$ 2,070,775
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy LP, Series B, 11.282%, (3 mo. SOFR + 5.905%)(8)	17,654	$ 453,708
		$ 453,708
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP:
Series A, 5.75%	4,821	$ 55,875
Series A-1, 6.50%	49,746	666,099
Series A2, 6.375%	11,129	141,338
		$ 863,312
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 5.50%	67,525	$ 1,249,888
		$ 1,249,888
Total Preferred Stocks (identified cost $9,124,237)		$ 8,022,121

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(10)	7,438,374	$ 7,438,374
Total Short-Term Investments (identified cost $7,438,374)		$ 7,438,374
Total Investments — 124.1%(11) (identified cost $429,500,306)		$ 535,362,510
Other Assets, Less Liabilities — (24.1)%		$(104,092,162)
Net Assets — 100.0%		$ 431,270,348
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2024 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2024 was $83,558,785 and the total market value of the collateral received by State Street Bank and Trust Company was $87,486,368 comprised of cash.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $19,097,142 or 4.4% of the Fund's net assets.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $1,492,393 or 0.3% of the Fund's net assets.
(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	57.7%	$308,887,477
United Kingdom	11.3	60,344,659
Germany	3.7	19,527,740
France	3.4	18,070,622
Spain	3.2	17,190,775
Japan	2.7	14,580,195
Netherlands	2.7	14,477,302
Sweden	2.6	14,128,205
Canada	2.6	13,665,698
Switzerland	1.3	7,212,510
Denmark	1.1	5,824,266
Australia	1.0	5,493,251
Hong Kong	0.9	4,747,861
Italy	0.8	4,489,761
Taiwan	0.8	4,230,578
Bermuda	0.7	3,907,043
India	0.7	3,672,794
Mexico	0.6	3,162,390
Belgium	0.6	3,142,923
South Africa	0.4	2,078,526
Finland	0.3	1,791,997
Ireland	0.0(1)	154,048
Exchange-Traded Funds	0.9	4,581,889
Total Investments	100.0%	$535,362,510
(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	82	Long	3/15/24	$ 19,969,050	$ 140,922
STOXX Europe 600 Index	(765)	Short	3/15/24	(20,122,746)	(228,386)
					$(87,464)
Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,438,374, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$8,468,789	$35,464,413	$(36,494,828)	$ —	$ —	$7,438,374	$59,370	7,438,374
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 25,023,822	$ 4,650,493	$ —	$ 29,674,315
Consumer Discretionary	23,038,509	20,083,104	—	43,121,613
Consumer Staples	3,184,907	25,499,193	—	28,684,100
Energy	13,400,665	1,743,588	—	15,144,253
Financials	33,780,381	33,437,016	—	67,217,397
Health Care	30,460,762	34,749,618	—	65,210,380
Industrials	24,161,784	38,653,677	—	62,815,461
Information Technology	84,016,523	20,625,057	—	104,641,580
Materials	—	9,509,469	—	9,509,469
Real Estate	3,168,606	—	—	3,168,606
Utilities	4,724,980	7,700,220	—	12,425,200
Total Common Stocks	$244,960,939	$196,651,435*	$ —	$441,612,374
Corporate Bonds	$ —	$ 73,707,752	$ —	$ 73,707,752
Exchange-Traded Funds	4,581,889	—	—	4,581,889
Preferred Stocks:
Communication Services	1,249,888	—	—	1,249,888
Energy	453,708	—	—	453,708

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Financials	$ 3,726,831	$ 152,164	$ —	$ 3,878,995
Real Estate	863,312	—	—	863,312
Utilities	1,576,218	—	—	1,576,218
Total Preferred Stocks	$ 7,869,957	$ 152,164	$ —	$ 8,022,121
Short-Term Investments	$ 7,438,374	$ —	$ —	$ 7,438,374
Total Investments	$264,851,159	$270,511,351	$ —	$535,362,510
Futures Contracts	$ 140,922	$ —	$ —	$ 140,922
Total	$264,992,081	$270,511,351	$ —	$535,503,432
Liability Description
Futures Contracts	$ (228,386)	$ —	$ —	$ (228,386)
Total	$ (228,386)	$ —	$ —	$ (228,386)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.